19. ISSUANCE OF COMMON STOCK (Details Narrative) - shares	Dec. 31, 2016	Dec. 31, 2015
Common stock issued	5,450,713	4,581,334
Long-Term Stock Based Compensation Plan
Common stock issued	19,145
Employee Stock Purchase Plan
Common stock issued	5,998